Allowance for Loan Losses - Impaired Loans Individually Evaluated by Class of Loan (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Recorded Investment With no related allowance	$ 4,036,689	$ 3,321,347
Unpaid Principal Balance With no related allowance	4,308,809	3,495,835
Average Recorded Investment With no related allowance	4,119,306	3,284,150
Interest Income Recognized With no related allowance	234,851	191,656
Recorded Investment With an allowance	2,031,141	2,805,148
Unpaid Principal Balance With an allowance	2,031,141	2,826,979
Related Allowance	348,941	515,109
Average Recorded Investment With an allowance	2,170,902	2,819,796
Interest Income Recognized With an allowance	76,346	110,025
Recorded Investment Combined	6,067,830	6,126,495
Unpaid Principal Balance Combined	6,339,950	6,322,814
Related Allowance Combined	348,941	515,109
Average Recorded Investment Combined	6,290,208	6,103,946
Interest Income Recognized Combined	311,197	301,681
Construction and Land Development [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment With no related allowance	318,111	86,567
Unpaid Principal Balance With no related allowance	318,111	86,567
Average Recorded Investment With no related allowance	320,260	87,668
Interest Income Recognized With no related allowance	21,825	4,898
Recorded Investment With an allowance
Unpaid Principal Balance With an allowance
Related Allowance
Average Recorded Investment With an allowance
Interest Income Recognized With an allowance
Recorded Investment Combined	318,111	86,567
Unpaid Principal Balance Combined	318,111	86,567
Related Allowance Combined
Average Recorded Investment Combined	320,260	87,668
Interest Income Recognized Combined	21,825	4,898
Residential, 1-4 Families [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment With no related allowance	263,562	284,884
Unpaid Principal Balance With no related allowance	263,562	284,884
Average Recorded Investment With no related allowance	261,364	287,802
Interest Income Recognized With no related allowance	21,295	19,798
Recorded Investment With an allowance	74,205
Unpaid Principal Balance With an allowance	74,205
Related Allowance	10,829
Average Recorded Investment With an allowance	77,144
Interest Income Recognized With an allowance	4,300
Recorded Investment Combined	337,767	284,884
Unpaid Principal Balance Combined	337,767	284,884
Related Allowance Combined	10,829
Average Recorded Investment Combined	338,508	287,802
Interest Income Recognized Combined	25,595	19,798
Nonfarm, Nonresidential [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment With no related allowance	2,095,645	1,381,111
Unpaid Principal Balance With no related allowance	2,165,883	1,381,111
Average Recorded Investment With no related allowance	2,144,605	1,396,123
Interest Income Recognized With no related allowance	120,322	81,741
Recorded Investment With an allowance	816,776	1,804,769
Unpaid Principal Balance With an allowance	816,776	1,826,600
Related Allowance	131,950	319,699
Average Recorded Investment With an allowance	930,060	1,813,156
Interest Income Recognized With an allowance	24,653	70,705
Recorded Investment Combined	2,912,421	3,185,880
Unpaid Principal Balance Combined	2,982,659	3,207,711
Related Allowance Combined	131,950	319,699
Average Recorded Investment Combined	3,074,665	3,209,279
Interest Income Recognized Combined	144,975	152,446
Commercial and Industrial [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment With no related allowance	1,359,371	1,372,796
Unpaid Principal Balance With no related allowance	1,561,253	1,547,284
Average Recorded Investment With no related allowance	1,393,077	1,312,662
Interest Income Recognized With no related allowance	71,409	67,194
Recorded Investment With an allowance	1,140,160	1,000,379
Unpaid Principal Balance With an allowance	1,140,160	1,000,379
Related Allowance	206,162	195,410
Average Recorded Investment With an allowance	1,163,698	1,006,640
Interest Income Recognized With an allowance	47,393	39,320
Recorded Investment Combined	2,499,531	2,373,175
Unpaid Principal Balance Combined	2,701,413	2,547,663
Related Allowance Combined	206,162	195,410
Average Recorded Investment Combined	2,556,775	2,319,302
Interest Income Recognized Combined	118,802	106,514
Consumer [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment With no related allowance
Unpaid Principal Balance With no related allowance
Average Recorded Investment With no related allowance
Interest Income Recognized With no related allowance
Recorded Investment With an allowance
Unpaid Principal Balance With an allowance
Related Allowance
Average Recorded Investment With an allowance
Interest Income Recognized With an allowance
Recorded Investment Combined
Unpaid Principal Balance Combined
Related Allowance Combined
Average Recorded Investment Combined
Interest Income Recognized Combined
Other [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment With no related allowance		195,989
Unpaid Principal Balance With no related allowance		195,989
Average Recorded Investment With no related allowance		199,895
Interest Income Recognized With no related allowance		18,025
Recorded Investment With an allowance
Unpaid Principal Balance With an allowance
Related Allowance
Average Recorded Investment With an allowance
Interest Income Recognized With an allowance
Recorded Investment Combined		195,989
Unpaid Principal Balance Combined		195,989
Related Allowance Combined
Average Recorded Investment Combined		199,895
Interest Income Recognized Combined		$ 18,025